Right-of-use assets and lease liabilities - Cash Outflows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating, Total Cash Outflow	€ 58.8	€ 73.2	€ 67.1
Finance, Total Cash Outflow	€ 2.9	€ 2.8	€ 0.0
Operating, Weighted average remaining lease term (in months)	65 months	70 months	60 months
Finance, Weighted average remaining lease term (in months)	243 months	230 months
Operating, Weighted average discount rate (in %)	2.00%	2.20%	2.10%
Finance, Weighted average discount rate (in %)	0.50%	0.70%	0.00%